Acquisitions - Husky Energy Inc. Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Goodwill	$ 2,923	$ 3,473		$ 2,272
Non-current assets held for sale
Disclosure of detailed information about business combination [line items]
Goodwill		88
Oil Sands
Disclosure of detailed information about business combination [line items]
Goodwill	2,923	3,473
Sunrise
Disclosure of detailed information about business combination [line items]
Goodwill	$ 0	$ 550
Husky Energy, Inc.
Disclosure of detailed information about business combination [line items]
Goodwill recognised as of acquisition date			$ 1,289
Husky Energy, Inc. | Lloydminister Thermal | Oil Sands
Disclosure of detailed information about business combination [line items]
Goodwill			651
Husky Energy, Inc. | Sunrise | Oil Sands
Disclosure of detailed information about business combination [line items]
Goodwill			550
Husky Energy, Inc. | Tucker | Oil Sands
Disclosure of detailed information about business combination [line items]
Goodwill			$ 88